Outstanding Prepayments To Individual Suppliers (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Supplier A
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 5,075	$ 195
Supplier B
Concentration Risk [Line Items]
Prepayments to suppliers, net	0	11,392
Supplier C
Concentration Risk [Line Items]
Prepayments to suppliers, net	$ 4,865	$ 0